Acquisition (Details)		3 Months Ended	12 Months Ended
	Jun. 25, 2015 USD ($) Restaurants	Sep. 23, 2015 USD ($)	Jun. 28, 2017 USD ($)	Jun. 29, 2016 USD ($)
Business Combinations [Abstract]
Business Acquisition, Effective Date of Acquisition	Jun. 25, 2015
Business Acquisition, Name of Acquired Entity	Pepper Dining Holding Corp. ("Pepper Dining")
Number of restaurants acquired | Restaurants	103
Payments to Acquire Businesses, Gross	$ 106,500,000
Cash and customary working capital purchase price adjustments	$ 900,000
Goodwill, Acquired During Period		$ 31,900,000	$ 0	$ 31,912,000
Business Acquisition, Goodwill, Expected Tax Deductible Amount			$ 12,800,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				259,600,000
Average annual revenue per acquired restaurant				2,500,000
Average annual royalty revenues lost per acquired restaurant				$ 104,000
Business Combination, Pro Forma Information, Disclosure Impracticable				Pro-forma financial information of the combined entities is not presented due to the immaterial impact of the financial results of the acquired restaurants on our consolidated financial statements.